LOANS AND ALLOWANCE FOR LOAN LOSSES - Loans and Leases Receivable, Related Parties (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Receivables [Abstract]
Unfunded commitments of related party loans	$ 8,416
Loans and Leases Receivable, Related Parties [Roll Forward]
Beginning balance	29,436
New loans	38,564
Repayments	(23,494)
Ending balance	$ 44,506